Average Annual Total Returns{- Fidelity Freedom Index 2035 Fund} - 03.31 Fidelity Freedom Index Funds - Investor PRO-13 - Fidelity Freedom Index 2035 Fund	Investor Class Return Before Taxes Past 1 year	Investor Class Return Before Taxes Past 5 years	Investor Class Return Before Taxes Past 10 years	Investor Class After Taxes on Distributions Past 1 year	Investor Class After Taxes on Distributions Past 5 years	Investor Class After Taxes on Distributions Past 10 years	Investor Class After Taxes on Distributions and Sales Past 1 year	Investor Class After Taxes on Distributions and Sales Past 5 years	Investor Class After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1906 Past 1 year	F1906 Past 5 years	F1906 Past 10 years
Total	13.72%	12.99%	10.93%	13.08%	11.65%	10.01%	8.36%	10.04%	8.77%	28.71%	18.47%	16.55%	14.02%	13.16%	11.77%